James Alpha Global Real Estate Investments Portfolio
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

 The Saratoga Advantage Trust

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

CLASS I SHARES   (Ticker: JARIX)

CLASS A SHARES (Ticker: JAREX)

CLASS C SHARES (Ticker: JACRX)

Supplement dated August 30, 2013 to the Prospectus Dated December 31, 2012

to the James Alpha Global Real Estate Investments Portfolio (the “Prospectus”)

Effective September 1, 2013 and continuing through December 31, 2014, Ascent Investment Advisors, LLC, the Manager of the James Alpha Global Real Estate Investments Portfolio, a series of the Saratoga Advantage Trust (the “Portfolio”), has contractually agreed to reimburse Portfolio expenses and/or waive a portion of its management fee to the extent necessary to limit total annual Portfolio operating expenses inclusive of Acquired Fund Fees and Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation and extraordinary or non-routine expenses) to an annual rate of 2.44%, 1.49% and 2.67% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Fees and Expenses of the Portfolio” located on page 1 of the Prospectus. The information describing the Class A, Class I and Class C fees and expenses is deleted in its entirety and replaced with the following:

	Class A	Class I	Class C
SHAREHOLDER FEES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	NONE	1.00% (1)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses (2)	1.26%	1.30%	1.07%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement) (2)	2.72%	2.51%	3.28%
Expense Reduction/ Reimbursement	(0.28)%	(1.02)%	(0.61)%
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement) (3)	2.44%	1.49%	2.67%

(1)  Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

(2)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(3)  The Total Annual Portfolio Operating Expenses will not exceed 2.44%, 1.49% and 2.67% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively; effective September 1, 2013, the expense cap for Class A, Class I and Class C shares decreased from 2.75% to 2.44%, 1.80% to 1.49% and 2.98% to 2.67%, respectively.  Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2014.  This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.  The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the current expense cap.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$808	$1,346	$1,909	$3,431
Class I	$152	$684	$1,244	$2,769
Class C	$370	$953	$1,660	$3,535

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$808	$1,346	$1,909	$3,431
Class I	$152	$684	$1,244	$2,769
Class C	$270	$953	$1,660	$3,535

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

SHAREHOLDER FEES
Shareholder Fees James Alpha Global Real Estate Investments Portfolio	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	none	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none	none	1.00%	[1]
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses James Alpha Global Real Estate Investments Portfolio		Class A	Class I	Class C
Management Fees		1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees		0.25%	none	1.00%
Other Expenses	[1]	1.26%	1.30%	1.07%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	[1]	2.72%	2.51%	3.28%
Expense Reduction/ Reimbursement		(0.28%)	(1.02%)	(0.61%)
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	[2]	2.44%	1.49%	2.67%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	The Total Annual Portfolio Operating Expenses will not exceed 2.44%, 1.49% and 2.67% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively; effective September 1, 2013, the expense cap for Class A, Class I and Class C shares decreased from 2.75% to 2.44%, 1.80% to 1.49% and 2.98% to 2.67%, respectively. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2014. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed the current expense cap.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example James Alpha Global Real Estate Investments Portfolio (USD $)	One Year	Three Years	Five Years	Ten Years
Class A	808	1,346	1,909	3,431
Class I	152	684	1,244	2,769
Class C	270	953	1,660	3,535

IF YOU HELD YOUR SHARES
Expense Example, No Redemption James Alpha Global Real Estate Investments Portfolio (USD $)	One Year	Three Years	Five Years	Ten Years
Class A	808	1,346	1,909	3,431
Class I	152	684	1,244	2,769
Class C	270	953	1,660	3,535

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 30, 2013
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2013
Prospectus Date	rr_ProspectusDate	Aug 30, 2013
James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO
Supplement [TextBlock]	sat_SupplementTextBlock

 The Saratoga Advantage Trust

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

CLASS I SHARES   (Ticker: JARIX)

CLASS A SHARES (Ticker: JAREX)

CLASS C SHARES (Ticker: JACRX)

Supplement dated August 30, 2013 to the Prospectus Dated December 31, 2012

to the James Alpha Global Real Estate Investments Portfolio (the “Prospectus”)

Effective September 1, 2013 and continuing through December 31, 2014, Ascent Investment Advisors, LLC, the Manager of the James Alpha Global Real Estate Investments Portfolio, a series of the Saratoga Advantage Trust (the “Portfolio”), has contractually agreed to reimburse Portfolio expenses and/or waive a portion of its management fee to the extent necessary to limit total annual Portfolio operating expenses inclusive of Acquired Fund Fees and Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation and extraordinary or non-routine expenses) to an annual rate of 2.44%, 1.49% and 2.67% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Fees and Expenses of the Portfolio” located on page 1 of the Prospectus. The information describing the Class A, Class I and Class C fees and expenses is deleted in its entirety and replaced with the following:

	Class A	Class I	Class C
SHAREHOLDER FEES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	NONE	1.00% (1)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses (2)	1.26%	1.30%	1.07%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement) (2)	2.72%	2.51%	3.28%
Expense Reduction/ Reimbursement	(0.28)%	(1.02)%	(0.61)%
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement) (3)	2.44%	1.49%	2.67%

(1)  Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

(2)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(3)  The Total Annual Portfolio Operating Expenses will not exceed 2.44%, 1.49% and 2.67% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively; effective September 1, 2013, the expense cap for Class A, Class I and Class C shares decreased from 2.75% to 2.44%, 1.80% to 1.49% and 2.98% to 2.67%, respectively.  Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2014.  This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.  The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the current expense cap.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$808	$1,346	$1,909	$3,431
Class I	$152	$684	$1,244	$2,769
Class C	$370	$953	$1,660	$3,535

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$808	$1,346	$1,909	$3,431
Class I	$152	$684	$1,244	$2,769
Class C	$270	$953	$1,660	$3,535

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
James Alpha Global Real Estate Investments Portfolio | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JARIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.72%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.44%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	808
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	808
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,346
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,909
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,431
James Alpha Global Real Estate Investments Portfolio | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JAREX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,769
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	684
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,244
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,769
James Alpha Global Real Estate Investments Portfolio | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JACRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.28%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,535
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	953
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,535

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	The Total Annual Portfolio Operating Expenses will not exceed 2.44%, 1.49% and 2.67% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively; effective September 1, 2013, the expense cap for Class A, Class I and Class C shares decreased from 2.75% to 2.44%, 1.80% to 1.49% and 2.98% to 2.67%, respectively. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2014. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed the current expense cap.
[3]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").